Earnings per share	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Earnings per share

33.	Earnings per share

	Year ended December 31, 2018
	Amount after income tax	Weighted average number of ordinary shares outstanding	Earnings per share
Basic earnings per share	NT$000	In thousands	NT$
Profit attributable to equity holders of the Company	1,325,824	802,725	1.65

Diluted earnings per share
Assumed conversion of all dilutive potential ordinary shares:
Employees’ compensation		7,626
Restricted shares		3,356

Profit attributable to equity holders of the Company	1,325,824	813,707	1.63

	Year ended December 31, 2019
	Amount after income tax	Weighted average number of ordinary shares outstanding	Earnings per share
Basic earnings per share	NT$000	In thousands	NT$
Profit attributable to equity holders of the Company	2,508,574	727,111	3.45

Diluted earnings per share
Assumed conversion of all dilutive potential ordinary shares:
Employees’ compensation		9,879
Restricted shares		126

Profit attributable to equity holders of the Company	2,508,574	737,116	3.40

	Year ended December 31, 2020
	Amount after income tax	Weighted average number of ordinary shares outstanding	Earnings per share
Basic earnings per share	NT$000	In thousands	NT$
Profit attributable to equity holders of the Company	2,378,978	727,240	3.27

Diluted earnings per share
Assumed conversion of all dilutive potential ordinary shares:
Employees’ compensation		9,668

Profit attributable to equity holders of the Company	2,378,978	736,908	3.23